Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average	Total	Peer Group
	Compensation	Compensation	Compensation	Compensation	Company	Total
	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder	Net
	for CEO	(CAP) to CEO	for Other NEOs	to Other NEOs	Return	Return	Income
Year	($)	($)(1)	($)(1)(2)	($)(2)	($)	($)(3)	($000)
2023	8,405,424	7,724,096	5,136,412	5,234,908	62.44	113.54	(55,000)
2022	693,050	(35,246,696)	1,865,729	(6,825,709)	74.15	99.82	135,400
2021	2,327,438	22,622,598	2,818,533	5,066,513	202.71	132.23	73,100
2020	935,522	54,177,271	2,798,620	19,241,894	182.42	92.43	59,200

(1)	Compensation Actually Paid (CAP) amounts reflect the following adjustments, computed in accordance with SEC rules:
(a)	total compensation reported in the Summary Compensation Table, Minus
(b)	the grant date fair value of Stock Awards reported in the Summary Compensation Table for the covered year, Plus
(c)	for Stock Awards granted during the covered year that were unvested at the end of the covered year, the fair value of unvested Stock Awards at the end of the covered year, Plus
(d)	for Stock Awards granted during the covered year that vested during the covered year, the fair value of such Stock Awards on the vesting date, Plus (or Minus)
(e)	for Stock Awards granted prior to the covered year that were unvested at the end of the covered year, the change in fair value of unvested Stock Awards during the covered year, Plus (or Minus)
(f)	for Stock Awards granted prior to the covered year that vested during the covered year, the change in fair value of such Stock Awards from the end of the prior year to the vesting date, Minus
(g)	for Stock Awards granted prior to the covered year that failed to meet applicable vesting standards, the fair value of such Stock Awards as of the end of the prior year

The fair value of Stock Awards is calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(2)	Other NEOs included in the average calculations are:
2023:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2022:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2021:	Marcos Alvarado, Garett Rosenblum and Jeremy Fox-Geen

2020: Marcos Alvarado, and Jeremy Fox-Geen

(3)	Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

Named Executive Officers, Footnote
(2)	Other NEOs included in the average calculations are:
2023:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2022:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2021:	Marcos Alvarado, Garett Rosenblum and Jeremy Fox-Geen

2020: Marcos Alvarado, and Jeremy Fox-Geen

Peer Group Issuers, Footnote
(3)	Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

PEO Total Compensation Amount	$ 8,405,424	$ 693,050	$ 2,327,438	$ 935,522
PEO Actually Paid Compensation Amount	$ 7,724,096	(35,246,696)	22,622,598	54,177,271
Adjustment To PEO Compensation, Footnote

A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:

CEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	8,405,424	693,050	2,327,438	935,522
Minus [-]: Stock Awards Granted During the Covered Year	(7,791,612)	(80,000)	(1,389,405)	—
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End	4,049,698	—	275,000	—
Plus .[+.]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	2,791,612	80,000	80,000	—
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	—	(35,939,746)	21,329,565	53,241,749
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	268,975	—	—	—
Compensation Actually Paid (CAP)	7,724,096	(35,246,696)	22,622,598	54,177,271

Non-PEO NEO Average Total Compensation Amount	$ 5,136,412	1,865,729	2,818,533	2,798,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,234,908	(6,825,709)	5,066,513	19,241,894
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:

Other NEOs (Average)	2023	2022	2021	2020 ($)
Summary Compensation Table Total	5,136,412	1,865,729	2,818,533	2,798,620
Minus [-] : Stock Awards Granted During the Covered Year	(3,603,616)	(691,000)	(1,450,560)	(1,156,783)
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End	2,921,633	126,564	560,608	1,733,934
Plus .[+.]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	712,650	274,333	163,333	275,000
Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	—	(8,391,950)	4,386,733	15,591,295
(Minus) [-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	67,830	(9,385)	(671)	(172)
(Minus) [-]: Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year	—	—	(1,411,464)	—
Compensation Actually Paid (CAP)	5,234,908	(6,825,709)	5,066,513	19,241,894

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 62.44	74.15	202.71	182.42
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ (55,000,000)	135,400,000	73,100,000	59,200,000
PEO Name	Mr. Sugarman
PEO | Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,791,612)	(80,000)	(1,389,405)
PEO | Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,049,698		275,000
PEO | Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(35,939,746)	21,329,565	53,241,749
PEO | Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,975
PEO | Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,791,612	80,000	80,000
Non-PEO NEO | Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,603,616)	(691,000)	(1,450,560)	(1,156,783)
Non-PEO NEO | Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,921,633	126,564	560,608	1,733,934
Non-PEO NEO | Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,391,950)	4,386,733	15,591,295
Non-PEO NEO | Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,830	(9,385)	(671)	(172)
Non-PEO NEO | Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 712,650	$ 274,333	163,333	$ 275,000
Non-PEO NEO | Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,411,464)